[Logo]FORUM
FINANCIAL GROUP            PORTLAND  SEATTLE  WARSAW  BERMUDA


                                        September 5, 2002


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Ark Funds
         File Nos.  33-53690; 811-7310
         CIK:  0000893658

Ladies and Gentlemen:

         On behalf of ARK Funds, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the forms of Prospectus with respect to each of the Corporate Class, Corporate II Class, Corporate III Class, Social Issues Institutional Class, Institutional Class and Institutional II Class of Registrant, and the forms of Statement of Additional Information with respect to the Corporate, Corporate II and Corporate III Classes, the Social Issues Institutional Class, and the Institutional Class, Institutional II Class and Class A and B, each dated August 31, 2002, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the post-effective amendment to the Registration Statement of the Registrant filed on August 30, 2002. The amendment to the Registration Statement was filed electronically by EDGAR, accession number 0001004402-02-000388.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6212.

                                        Sincerely,

                                        /s/ Cheryl O. Tumlin

                                        Cheryl O. Tumlin
                                        Forum Administrative Services, LLC

Enclosure

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